Share capital and other reserves - Allotted, called up and fully paid shares (Details) $ / shares in Units, $ in Millions			4 Months Ended	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 05, 2025 USD ($) $ / shares	Dec. 31, 2025 GBP (£) $ / shares shares	Dec. 31, 2025 GBP (£) shares	Dec. 31, 2025 $ / shares	Sep. 30, 2025 GBP (£)	Sep. 05, 2025 GBP (£)	Dec. 31, 2024 GBP (£) shares
Share capital and other reserves
Number of shares allotted, called up and fully paid shares			101,602,621	101,602,621				69,542,515
Share capital | £			£ 79,328	£ 79,328				£ 54,753
Number of shares held in treasury			140,000	140,000				140,000
Number of shares issued				32,060,106
At-the-market offering
Share capital and other reserves
Par value per share | $ / shares		$ 0.001
Number of shares issued			3,000,000	2,986,768
Aggregate offering price	$ 100	$ 100				£ 74,000,000	£ 74,000,000
Percentage of commission on gross proceeds	3.00%	3.00%
At-the-market offering | Weighted average
Share capital and other reserves
Share issued price per share | $ / shares			£ 5.91
Ordinary Share
Share capital and other reserves
Number of shares allotted, called up and fully paid shares			101,602,621	101,602,621				69,542,515
Share capital | £			£ 79,328	£ 79,328				£ 54,753
Par value per share | $ / shares					$ 0.001
Number of shares authorized			1,000,000,000	1,000,000,000
Number of shares issued				32,060,106